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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05557

                   Prospect Street High Income Portfolio Inc.
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 800
                                Dallas, TX 75240
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                           13455 Noel Road, Suite 800
                                Dallas, TX 75240
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 972-628-4100

                       Date of fiscal year end: October 31

             Date of reporting period: July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006

                                                                                                FUND'S VOTE
                                                                                              FOR OR AGAINST
                                                                                               PROPOSAL, OR
                                                                            WHO      WHETHER   ABSTAIN; FOR
                                                                         PROPOSED      FUND     OR WITHHOLD   WHETHER VOTE
ISSUER OF   EXCHANGE                                                      MATTER:      CAST      REGARDING     WAS FOR OR
PORTFOLIO    TICKER               SHAREHOLDER  SUMMARY OF MATTER VOTED   ISSUER /    VOTE ON    ELECTION OF      AGAINST
 SECURITY    SYMBOL     CUSIP#   MEETING DATE             ON            SHAREHOLDER   MATTER     DIRECTORS     MANAGEMENT
----------  --------  ---------  ------------  -----------------------  -----------  -------  --------------  ------------
Viatel      VTLAF     G93447103  November 22,  1. That the sale of      1. Mgmt.     1. No          N/A            N/A
Holding                              2005      Cybernet (Schweiz) AG
(Bermuda)                                      (Cybernet), to Swisscom
Limited                                        Fixnet AG (Swisscom) by
                                               Viatel Holding (Europe)
                                               Limited (A wholly owned
                                               subsidiary of the
                                               company), as describe
                                               in the Chairman's
                                               letter circulated to
                                               the shareholders of the
                                               company and dated
                                               November 1, 2005 (the
                                               Chairman's letter)

                                               2. That any one          2. Mgmt      2. No
                                               director or officer of
                                               the company be and
                                               hereby is authorized to
                                               take all necessary or
                                               desirable steps to
                                               negotiate, conclude,
                                               implement, execute and
                                               give effect to any
                                               document, deed, act or
                                               thing pursuant to or
                                               otherwise in connection
                                               with the sale.

                                               3. That any and all      3. Mgmt      3. No
                                               actions of the
                                               directors and officers
                                               of the company acting
                                               individually or
                                               together with another
                                               to date in connection
                                               with the sale be and
                                               are hereby approved,
                                               ratified, confirmed and
                                               adopted in all respects
                                               as actions taken for
                                               and on behalf of the
                                               company

Viatel      VTLAF     G93447103   December 7,  1. The auditors report   1. Mgmt.     1. No          N/A            N/A
Holding                              2005      and financial
(Bermuda)                                      statements for
Limited                                        the year ended 31
                                               December 2004 be and
                                               are hereby received

                                               2. Messrs Deloitte and   2. Mgmt      2. No
                                               Touche (London) be and
                                               are hereby appointed as
                                               auditors to the
                                               company, to hold office
                                               until the close of the
                                               next annual general
                                               meeting of the company.

                                               3. The Board of          3. Mgmt      3. No
                                               Directors be and are
                                               hereby authorized to
                                               determine the
                                               remuneration of the
                                               auditors to the company


                                               4. Didier Delepine be    4. Mgmt      4. No
                                               hereby elected as
                                               Director to serve until
                                               the annual general
                                               meeting or until his
                                               successor is appointed

                                               5. S. Dennis Belcher be  5. Mgmt      5. No
                                               hereby elected as
                                               Director to serve until
                                               the annual general
                                               meeting or until his
                                               successor is appointed

                                               6. Thomas Doster be      6. Mgmt      6. No
                                               hereby elected as
                                               Director to serve until
                                               the annual general
                                               meeting or until his
                                               successor is appointed

                                               7. Leslie Goodman be     7. Mgmt      7. No
                                               hereby elected as
                                               Director to serve until
                                               the annual general
                                               meeting or until his
                                               successor is appointed

                                               8. Edward Greenberg be   8. Mgmt      8. No
                                               hereby elected as
                                               Director to serve until
                                               the annual general
                                               meeting or until his
                                               successor is appointed

                                               9. Kevin Power be        9. Mgmt      9. No
                                               hereby elected as
                                               Director to serve until
                                               the annual general
                                               meeting or until his
                                               successor is appointed

                                               10. Lucy Woods be        10. Mgmt     10. No
                                               hereby elected as
                                               Director to serve until
                                               the annual general
                                               meeting or until his
                                               successor is appointed

Viatel      VTLAF     G93447103  June 7, 2006  1. That the transfer of  1. Mgmt      1. No          N/A            N/A
Holding                                        (i) one-half of certain
(Bermuda)                                      of the company's
Limited                                        European long haul
                                               network assets; (ii) all
                                               of the company's long
                                               haul network assets in
                                               Germany forming the
                                               network stretch known as
                                               Pen 3; and (iii) certain
                                               revenues linked to
                                               specified existing
                                               wholesale customer
                                               contracts to global
                                               voice group limited, and
                                               all as more fully
                                               described in the proxy
                                               statement

                                               2. That any one          2. Mgmt      2. No
                                               director or officer of
                                               the company be and
                                               hereby is authorized to
                                               take all necessary or
                                               desirable steps to
                                               negotiate, conclude,
                                               implement, execute and
                                               give effect to any
                                               document, deed, act or
                                               thing pursuant to or
                                               otherwise in connection
                                               with the transaction
                                               and the transaction
                                               documents

                                               3. That any and all      3. Mgmt      3. Mgmt
                                               actions of the
                                               directors and officers
                                               of the company acting
                                               individually or
                                               together with another
                                               to date in connection
                                               with the transaction be
                                               and are hereby
                                               approved, ratified,
                                               confirmed and adopted
                                               in all respects as
                                               actions taken for and
                                               on behalf of the
                                               company

New World   NWRG      649271400   May 9, 2006  1. Election of           1. Mgmt.     1. No          N/A            N/A
Restaurant                                        Directors
Group,                                         1. Michael W. Arthur
Ltd.                                           2. E. Nelson Heumann
                                               3. James W. Hood
                                               4. Frank C. Meyer
                                               5. Paul J.B. Murphy,
                                                  III
                                               6. S.G. Stonehouse, Jr.
                                               7. Leonard Tannenbaum

                                               2. Proposal to approve   2. Mgmt      2. No
                                               an increase in
                                               authorized common stock
                                               from 15 million shares
                                               to 25 million shares

                                               3. Proposal to ratify    3. Mgmt      3. No
                                               the appointment of
                                               Grant Thorton LLP as
                                               Independent Auditors
                                               for New YWorld
                                               Restaurant Group, Inc.
                                               for the fiscal year
                                               ending January 2, 2007.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Prospect Street High Income Portfolio Inc.


By (Signature and Title)* /s/ James D. Dondero
                          ------------------------------------------------------
                          James D. Dondero, Chief Executive Officer
                          (Principal Executive Officer)

Date August 25, 2006

* Print the name and title of each signing officer under his or her signature.